Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 150	$ 149
Investment on debt securities	29	26
Non-current investments	179	175
Investment on debt securities	85	97
Current investments	$ 85	$ 97